INVESTMENT INCOME (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT INCOME
Schedule of components of investment income

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Investment income from disposal of business and long-term equity investments (i)	37,525	82	13,754
Dividend income from holding of other equity instrument investments	156	34	76
Others	63	182	230
	37,744	298	14,060

Note:

(i)	The Company and Sinomart KTS Development Limited, Sinopec Natural Gas Limited Company and Sinopec Marketing Company Limited (“Marketing Company”), the subsidiaries of the Company entered into the Agreement on Cash Payment to Purchase Equity in Sinopec Yu Ji Pipeline Company Limited, the Agreement on Additional Issuance of Equity and Cash Payment to Purchase Assets, the Agreement on Cash Payment to Purchase Assets and the Agreement on Additional Issuance of Equity to Purchase Assets with China Oil & Gas Pipeline Network Corporation (“PipeChina”), on July 21, 2020 and on July 23, 2020 respectively, pursuant to which the Company and its subsidiaries proposed to dispose target business, including equity interests in the relevant companies, oil and gas pipeline and ancillary facilities, to PipeChina. The above transactions were considered and approved by the 15th Session of 7th Directorate Meeting on July 23, 2020 and the second Extraordinary General Meeting on September 28, 2020. The transaction consideration was mainly additional issuance of equity and/or cash payment by PipeChina and the gain on above transactions was RMB 37,731 in 2020.

The Company and Sinopec Shanghai Gaoqiao Petrochemical Co., Ltd. (“Gaoqiao Petrochemical”) and INEOS Investment (Shanghai) Company Limited (“INEOS Shanghai”) entered into an equity transfer agreement on 28 July 2022. According to the agreement, the Company and Gaoqiao Petrochemical transferred 15% and 35% equity interests in Shanghai SECCO Petrochemical Co., Ltd. (“Shanghai SECCO”) to INEOS Shanghai respectively at a total consideration of RMB 10,863. The above transactions were considered and approved by the 10th Session of 8th Directorate Meeting of the Company. The transactions were completed on 28 December 2022 and the Company lost control over Shanghai SECCO. The Group accounted for its remaining 50% equity interest retained in Shanghai SECCO, at fair value upon initial recognition, as an interest in a joint venture from the date when control was lost. The investment income from disposal of Shanghai SECCO is RMB 13,697.